REVENUE	12 Months Ended
Dec. 31, 2017
REVENUE
REVENUE

13.          REVENUE

For the year ended December 31, revenue by metal was:

	For the year ended
	December 31,	December 31,
	2017	2016

Gold revenue	$175,793	$—
Silver revenue	1,994	—

Revenue from contracts with customers	$177,787	$—

Gain on revaluation of derivatives in trade receivables	146	—

	$177,933	$—

For the year ended December 31, revenue from contracts with customers by product was:

	For the year ended
	December 31,	December 31,
	2017	2016

Gold revenue - doré	$122,685	$—
Gold revenue - concentrate	53,109	—
Silver revenue - concentrate	1,344	—
Silver revenue - doré	649	—

	$177,787	$—